UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2009

Item 1:	Report to Shareholders.

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Value Fund

For the six-month period ended June 30, 2009

Lord Abbett Mid Cap Value Fund
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Mid Cap Value Fund for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 - 6/30/09
Class A
Actual	$1,000.00	$1,002.90	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.48	$6.36
Class B
Actual	$1,000.00	$1,001.00	$9.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.25	$9.59
Class C
Actual	$1,000.00	$1,001.00	$9.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.25	$9.59
Class F
Actual	$1,000.00	$1,004.80	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.77	$5.01
Class I
Actual	$1,000.00	$1,004.80	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.61
Class P
Actual	$1,000.00	$1,003.00	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$6.85
Class R2
Actual	$1,000.00	$1,002.90	$7.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.45
Class R3
Actual	$1,000.00	$1,002.90	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.79	$7.00

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.27% for Class A, 1.92% for Classes B and C, 1.00% for Class F, 0.92% for Class I, 1.37% for Class P, 1.49% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Consumer Discretionary	17.10%
Consumer Staples	2.39%
Energy	12.45%
Financial Services	14.57%
Healthcare	11.17%
Materials & Processing	6.61%
Producer Durables	20.93%
Technology	8.53%
Utilities	5.06%
Short-Term Investment	1.19%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.01%
Advertising Agencies 2.04%
Interpublic Group of Cos., Inc. (The)*	5,101,721	$25,764
Omnicom Group, Inc.	780,000	24,632
Total		50,396
Aerospace 1.09%
Alliant Techsystems, Inc.*	196,300	16,167
Curtiss-Wright Corp.	361,600	10,750
Total		26,917
Air Transportation 0.98%
Continental Airlines, Inc. Class B*	1,816,100	16,091
Southwest Airlines Co.	1,209,100	8,137
Total		24,228
Asset Management & Custodian 2.39%
State Street Corp.	1,252,400	59,113
Auto Parts 1.73%
Autoliv, Inc. (Sweden)(a)	558,272	16,061
BorgWarner, Inc.	545,000	18,612
WABCO Holdings, Inc.	458,300	8,112
Total		42,785
Banks: Diversified 3.30%
City National Corp.	689,200	25,383
Comerica, Inc.	1,039,400	21,983
Commerce Bancshares, Inc.	184,000	5,857
M&T Bank Corp.	558,700	28,455
Total		81,678
Casinos & Gambling 1.14%
International Game Technology	1,766,400	28,086
Chemical: Diversified 1.48%
Celanese Corp. Series A	1,546,000	36,718

Investments	Shares	Value (000)
Commercial Services: Rental & Leasing 0.78%
GATX Corp.	749,694	$19,282
Commercial Vehicles & Parts 0.37%
PACCAR, Inc.	279,000	9,070
Communications Technology 2.03%
Anixter International, Inc.*	451,700	16,979
Tellabs, Inc.*	5,805,223	33,264
Total		50,243
Computer Services, Software & Systems 6.07%
Adobe Systems, Inc.*	1,982,380	56,101
CA, Inc.	720,700	12,562
Diebold, Inc.	260,000	6,854
Intuit, Inc.*	798,600	22,489
McAfee, Inc.*	800,000	33,752
Sybase, Inc.*	589,432	18,473
Total		150,231
Containers & Packaging 1.05%
Ball Corp.	575,069	25,970
Diversified Financial Services 2.57%
Lazard Ltd. Class A	1,605,700	43,225
Raymond James Financial, Inc.	1,185,374	20,400
Total		63,625
Diversified Manufacturing Operations 4.45%
Eaton Corp.	861,400	38,427
ITT Corp.	626,800	27,893
Pentair, Inc.	484,200	12,405
Tyco International Ltd. (Switzerland)(a)	1,203,645	31,271
Total		109,996
Diversified Retail 7.12%
American Eagle Outfitters, Inc.	2,726,300	38,632
Big Lots, Inc.*	225,000	4,732

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)
Foot Locker, Inc.	1,720,000	$18,008
Genuine Parts Co.	728,991	24,465
Macy's, Inc.	1,370,000	16,111
Nordstrom, Inc.	835,000	16,608
PetSmart, Inc.	1,019,300	21,874
TJX Companies, Inc. (The)	1,130,000	35,550
Total		175,980
Drug & Grocery Store Chains 1.32%
Kroger Co. (The)	1,477,400	32,577
Electronics 0.24%
Trimble Navigation Ltd.*	305,700	6,001
Engineering & Contracting Services 3.63%
Jacobs Engineering Group, Inc.*	966,700	40,688
KBR, Inc.	2,151,586	39,675
URS Corp.*	192,100	9,513
Total		89,876
Financial Data & Systems 0.36%
Jack Henry & Associates, Inc.	430,000	8,923
Foods 1.08%
J.M. Smucker Co. (The)	550,000	26,763
Gas Pipeline 2.84%
EQT Corp.	1,150,000	40,147
Williams Cos., Inc. (The)	1,930,700	30,138
Total		70,285
Healthcare Facilities 1.64%
DaVita, Inc.*	820,000	40,557
Healthcare Services 1.97%
HealthSouth Corp.*	2,042,411	29,492
McKesson Corp.	440,000	19,360
Total		48,852

Investments	Shares	Value (000)
Hotel/Motel 3.68%
Marriott International, Inc. Class A	1,339,324	$29,559
Starwood Hotels & Resorts Worldwide, Inc.	1,270,000	28,194
Wynn Resorts Ltd.*	943,100	33,291
Total		91,044
Household Equipment/Products 0.45%
Snap-on, Inc.	386,241	11,101
Household Furnishings 0.02%
Ethan Allen Interiors, Inc.	39,273	407
Insurance: Multi-Line 4.14%
ACE Ltd. (Switzerland)(a)	1,043,100	46,136
Aon Corp.	1,315,700	49,826
Markel Corp.*	23,000	6,479
Total		102,441
Insurance: Property-Casualty 1.58%
PartnerRe Ltd.	600,538	39,005
Luxury Items 0.33%
Fossil, Inc.*	343,500	8,272
Machinery: Engines 0.62%
Cummins, Inc.	435,000	15,316
Machinery: Industrial 0.65%
Kennametal, Inc.	838,700	16,086
Medical & Dental Instruments & Supplies 2.39%
Covidien plc (Ireland)(a)	766,435	28,695
Patterson Cos., Inc.*	1,400,000	30,380
Total		59,075
Medical Equipment 0.32%
Varian Medical Systems, Inc.*	227,000	7,977

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares	Value (000)
Metal Fabricating 2.91%
Kaydon Corp.	308,300	$10,038
Precision Castparts Corp.	140,000	10,224
Reliance Steel & Aluminum Co.	1,344,097	51,600
Total		71,862
Oil: Crude Producers 4.06%
Cabot Oil & Gas Corp.	819,400	25,106
EOG Resources, Inc.	359,335	24,406
Forest Oil Corp.*	1,113,700	16,616
Noble Energy, Inc.	438,000	25,829
Range Resources Corp.	202,500	8,386
Total		100,343
Oil: Integrated 1.16%
Transocean Ltd. (Switzerland)*(a)	387,647	28,798
Oil Well Equipment & Services 4.41%
Cameron International Corp.*	687,900	19,468
Halliburton Co.	1,926,295	39,874
Oceaneering International, Inc.*	265,100	11,983
Smith International, Inc.	969,900	24,975
Superior Energy Services, Inc.*	741,200	12,801
Total		109,101
Paints & Coatings 1.18%
Valspar Corp. (The)	1,296,859	29,218
Pharmaceuticals 4.87%
AmerisourceBergen Corp.	2,292,400	40,667
Mylan, Inc.*	4,443,253	57,984
Watson Pharmaceuticals, Inc.*	645,022	21,731
Total		120,382

Investments	Shares	Value (000)
Producer Durables: Miscellaneous 1.81%
SPX Corp.	520,000	$25,464
W.W. Grainger, Inc.	235,000	19,242
Total		44,706
Railroads 1.23%
Kansas City Southern*	1,881,200	30,306
Scientific Instruments: Control & Filter 2.97%
Donaldson Co., Inc.	515,014	17,840
Parker Hannifin Corp.	894,200	38,415
Roper Industries, Inc.	379,556	17,198
Total		73,453
Scientific Instruments: Gauges & Meters 0.25%
Itron, Inc.*	110,500	6,085
Scientific Instruments: Pollution Control 0.99%
Republic Services, Inc.	1,000,676	24,427
Securities Brokerage & Services 0.26%
Jefferies Group, Inc.*	297,566	6,347
Semiconductors & Components 0.19%
Marvell Technology Group Ltd.*	414,751	4,828
Shipping 1.17%
Kirby Corp.*	907,947	28,864
Textiles Apparel & Shoes 0.63%
Guess?, Inc.	605,200	15,602
Utilities: Electrical 1.86%
CMS Energy Corp.	2,508,398	30,301
Northeast Utilities	703,569	15,697
Total		45,998
Utilities: Gas Distributors 0.51%
Piedmont Natural Gas Co., Inc.	518,999	12,513

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Shares	Value (000)
Utilities: Telecommunications 2.70%
CenturyTel, Inc.	806,969	$24,774
EMBARQ Corp.	998,573	42,000
Total		66,774
Total Common Stocks (cost $2,256,568,537)		2,448,483
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.20%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $27,550,000 of Federal Home Loan Mortgage at 6.875% due 9/15/2010; value: $30,167,250; proceeds: $29,575,496 (cost $29,575,496)	$29,575	29,575
Total Investments in Securities 100.21% (cost $2,286,144,033)		2,478,058
Liabilities in Excess of Other Assets (0.21%)		(5,166)
Net Assets 100.00%		$2,472,892

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $2,286,144,033)	$2,478,058,301
Receivables:
Capital shares sold	71,471,240
Investment securities sold	19,971,340
Interest and dividends	1,939,918
Prepaid expenses and other assets	78,425
Total assets	2,571,519,224
LIABILITIES:
Payables:
Capital shares reacquired	77,588,314
Investment securities purchased	12,402,866
12b-1 distribution fees	2,542,320
Management fee	1,528,878
Directors' fees	991,282
Fund administration	87,937
Accrued expenses and other liabilities	3,485,268
Total liabilities	98,626,865
NET ASSETS	$2,472,892,359
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,824,949,255
Undistributed net investment income	7,677,889
Accumulated net realized loss on investments	(2,551,649,053)
Net unrealized appreciation on investments	191,914,268
Net Assets	$2,472,892,359
Net assets by class:
Class A Shares	$1,549,592,503
Class B Shares	$220,954,099
Class C Shares	$264,042,993
Class F Shares	$25,456,655
Class I Shares	$179,390,266
Class P Shares	$232,094,446
Class R2 Shares	$97,346
Class R3 Shares	$1,264,051
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	148,104,593
Class B Shares (200 million shares of common stock authorized, $.001 par value)	22,327,723
Class C Shares (200 million shares of common stock authorized, $.001 par value)	26,786,867
Class F Shares (200 million shares of common stock authorized, $.001 par value)	2,445,845
Class I Shares (200 million shares of common stock authorized, $.001 par value)	17,227,345
Class P Shares (200 million shares of common stock authorized, $.001 par value)	22,862,727
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	9,372
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	121,397
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.46
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$11.10
Class B Shares–Net asset value	$9.90
Class C Shares–Net asset value	$9.86
Class F Shares–Net asset value	$10.41
Class I Shares–Net asset value	$10.41
Class P Shares–Net asset value	$10.15
Class R2 Shares–Net asset value	$10.39
Class R3 Shares–Net asset value	$10.41

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends	$26,853,521
Interest	4,015
Total investment income	26,857,536
Expenses:
Management fee	7,070,903
12b-1 distribution plan–Class A	2,994,396
12b-1 distribution plan–Class B	1,156,450
12b-1 distribution plan–Class C	1,329,503
12b-1 distribution plan–Class F	9,872
12b-1 distribution plan–Class P	513,437
12b-1 distribution plan–Class R2	246
12b-1 distribution plan–Class R3	2,240
Shareholder servicing	4,007,661
Fund administration	527,985
Reports to shareholders	298,387
Registration	87,490
Directors' fees	45,486
Professional	34,915
Custody	28,147
Other	79,190
Gross expenses	18,186,308
Expense reductions (See Note 7)	(4,975)
Net expenses	18,181,333
Net investment income	8,676,203
Net realized and unrealized gain (loss):
Net realized loss on investments in unaffiliated issuers	(1,460,423,105)
Net realized loss on investments in affiliated issuers	(116,647,478)
Net change in unrealized depreciation on investments	1,525,958,012
Net realized and unrealized loss	(51,112,571)
Net Decrease in Net Assets Resulting From Operations	$(42,436,368)

See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$8,676,203	$64,729,144
Net realized loss on investments in affiliated and unaffiliated issuers	(1,577,070,583)	(936,323,515)
Net change in unrealized appreciation/depreciation on investments	1,525,958,012	(1,897,226,791)
Net decrease in net assets resulting from operations	(42,436,368)	(2,768,821,162)
Distributions to shareholders from:
Net investment income
Class A	–	(52,399,815)
Class B	–	(4,491,544)
Class C	–	(4,905,552)
Class F	–	(396,516)
Class I	–	(7,174,590)
Class P	–	(6,522,082)
Class R2	–	(2,427)
Class R3	–	(8,989)
Net realized gain
Class A	–	(244,188,104)
Class B	–	(30,635,651)
Class C	–	(36,209,267)
Class F	–	(418)
Class I	–	(26,307,913)
Class P	–	(27,877,588)
Total distributions to shareholders	–	(441,120,456)
Capital share transactions (Net of share conversions) (See Note 12):
Proceeds from sales of shares	184,025,004	837,899,370
Reinvestment of distributions	–	398,348,568
Cost of shares reacquired	(844,111,350)	(3,335,455,795)
Net decrease in net assets resulting from capital share transactions	(660,086,346)	(2,099,207,857)
Net decrease in net assets	(702,522,714)	(5,309,149,475)
NET ASSETS:
Beginning of period	$3,175,415,073	$8,484,564,548
End of period	$2,472,892,359	$3,175,415,073
Undistributed (distributions in excess of) net investment income	$7,677,889	$(998,314)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.43		$18.57	$22.40	$22.41	$22.63	$18.83
Investment operations:
Net investment income(a)	.04		.18	.11	.12	.13	.10
Net realized and unrealized gain (loss)	(.01)		(7.24)	.06	2.57	1.66	4.43
Total from investment operations	.03		(7.06)	.17	2.69	1.79	4.53
Distributions to shareholders from:
Net investment income	–		(.26)	(.11)	(.12)	(.10)	(.06)
Net realized gain	–		(.82)	(3.89)	(2.58)	(1.91)	(.67)
Total distributions	–		(1.08)	(4.00)	(2.70)	(2.01)	(.73)
Net asset value, end of period	$10.46		$10.43	$18.57	$22.40	$22.41	$22.63
Total Return(b)	.29	%(c)	(39.44)%	.54%	12.36%	8.16%	24.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(c)	1.10%	1.05%	1.07%	1.07%	1.15%
Expenses, excluding expense reductions	.63	%(c)	1.10%	1.05%	1.07%	1.07%	1.15%
Net investment income	.38	%(c)	1.19%	.46%	.51%	.56%	.47%
Supplemental Data:
Net assets, end of period (000)	$1,549,593		$2,090,013	$5,736,155	$6,832,134	$7,355,612	$6,300,413
Portfolio turnover rate	72.75	%(c)	20.11%	28.24%	19.95%	25.97%	20.35%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$17.62	$21.50	$21.65	$21.98	$18.37
Investment operations:
Net investment income (loss)(a)	.01		.07	(.05)	(.04)	(.02)	(.03)
Net realized and unrealized gain (loss)	–		(6.82)	.06	2.48	1.60	4.31
Total from investment operations	.01		(6.75)	.01	2.44	1.58	4.28
Distributions to shareholders from:
Net investment income	–		(.16)	– (b)	(.01)	–	–
Net realized gain	–		(.82)	(3.89)	(2.58)	(1.91)	(.67)
Total distributions	–		(.98)	(3.89)	(2.59)	(1.91)	(.67)
Net asset value, end of period	$9.90		$9.89	$17.62	$21.50	$21.65	$21.98
Total Return(c)	.10	%(d)	(39.88)%	(.16)%	11.60%	7.44%	23.32%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(d)	1.77%	1.75%	1.76%	1.72%	1.77%
Expenses, excluding expense reductions	.95	%(d)	1.77%	1.75%	1.76%	1.73%	1.77%
Net investment income (loss)	.06	%(d)	.54%	(.24)%	(.18)%	(.11)%	(.15)%
Supplemental Data:
Net assets, end of period (000)	$220,954		$276,790	$684,105	$837,988	$914,957	$923,118
Portfolio turnover rate	72.75	%(d)	20.11%	28.24%	19.95%	25.97%	20.35%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$9.85		$17.55	$21.42	$21.58	$21.92	$18.32
Investment operations:
Net investment income (loss)(a)	.01		.07	(.05)	(.04)	(.02)	(.03)
Net realized and unrealized gain (loss)	–		(6.79)	.07	2.47	1.59	4.30
Total from investment operations	.01		(6.72)	.02	2.43	1.57	4.27
Distributions to shareholders from:
Net investment income	–		(.16)	– (b)	(.01)	–	–
Net realized gain	–		(.82)	(3.89)	(2.58)	(1.91)	(.67)
Total distributions	–		(.98)	(3.89)	(2.59)	(1.91)	(.67)
Net asset value, end of period	$9.86		$9.85	$17.55	$21.42	$21.58	$21.92
Total Return(c)	.10	%(d)	(39.90)%	(.12)%	11.59%	7.41%	23.33%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(d)	1.77%	1.75%	1.76%	1.72%	1.77%
Expenses, excluding expense reductions	.95	%(d)	1.77%	1.75%	1.76%	1.73%	1.77%
Net investment income (loss)	.06	%(d)	.53%	(.24)%	(.18)%	(.11)%	(.15)%
Supplemental Data:
Net assets, end of period (000)	$264,043		$310,015	$812,744	$985,897	$1,104,235	$1,115,185
Portfolio turnover rate	72.75	%(d)	20.11%	28.24%	19.95%	25.97%	20.35%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$18.52	$23.55
Investment operations:
Net investment income(b)	.05		.26	.03
Net realized and unrealized loss	–		(7.28)	(1.42)
Total from investment operations	.05		(7.02)	(1.39)
Distributions to shareholders from:
Net investment income	–		(.32)	(.18)
Net realized gain	–		(.82)	(3.46)
Total distributions	–		(1.14)	(3.64)
Net asset value, end of period	$10.41		$10.36	$18.52
Total Return(c)	.48	%(d)	(39.32)%	(6.06	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	.85%	.23	%(d)
Expenses, excluding expense reductions	.50	%(d)	.85%	.23	%(d)
Net investment income	.48	%(d)	1.96%	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$25,457		$12,380	$9
Portfolio turnover rate	72.75	%(d)	20.11%	28.24%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$18.52	$22.35	$22.37	$22.59	$18.78
Investment operations:
Net investment income(a)	.05		.23	.18	.19	.20	.17
Net realized and unrealized gain (loss)	–		(7.24)	.06	2.57	1.67	4.44
Total from investment operations	.05		(7.01)	.24	2.76	1.87	4.61
Distributions to shareholders from:
Net investment income	–		(.33)	(.18)	(.20)	(.18)	(.13)
Net realized gain	–		(.82)	(3.89)	(2.58)	(1.91)	(.67)
Total distributions	–		(1.15)	(4.07)	(2.78)	(2.09)	(.80)
Net asset value, end of period	$10.41		$10.36	$18.52	$22.35	$22.37	$22.59
Total Return(b)	.48	%(c)	(39.27)%	.90%	12.69%	8.53%	24.59%
Ratios to Average Net Assets:
Expenses, including expense reductions	.46	%(c)	.77%	.75%	.76%	.72%	.77%
Expenses, excluding expense reductions	.46	%(c)	.77%	.75%	.76%	.73%	.77%
Net investment income	.56	%(c)	1.55%	.77%	.83%	.90%	.85%
Supplemental Data:
Net assets, end of period (000)	$179,390		$221,556	$613,098	$893,758	$855,628	$569,800
Portfolio turnover rate	72.75	%(c)	20.11%	28.24%	19.95%	25.97%	20.35%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$18.07	$21.89	$21.96	$22.22	$18.52
Investment operations:
Net investment income(a)	.03		.16	.07	.08	.10	.08
Net realized and unrealized gain (loss)	–		(7.04)	.07	2.52	1.63	4.36
Total from investment operations	.03		(6.88)	.14	2.60	1.73	4.44
Distributions to shareholders from:
Net investment income	–		(.25)	(.07)	(.09)	(.08)	(.07)
Net realized gain	–		(.82)	(3.89)	(2.58)	(1.91)	(.67)
Total distributions	–		(1.07)	(3.96)	(2.67)	(1.99)	(.74)
Net asset value, end of period	$10.15		$10.12	$18.07	$21.89	$21.96	$22.22
Total Return(b)	.30	%(c)	(39.56)%	.43%	12.19%	8.07%	23.99%
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(c)	1.22%	1.20%	1.21%	1.17%	1.22%
Expenses, excluding expense reductions	.68	%(c)	1.22%	1.20%	1.21%	1.18%	1.22%
Net investment income	.33	%(c)	1.10%	.31%	.38%	.46%	.40%
Supplemental Data:
Net assets, end of period (000)	$232,094		$264,246	$638,453	$786,273	$815,751	$521,603
Portfolio turnover rate	72.75	%(c)	20.11%	28.24%	19.95%	25.97%	20.35%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2009 (unaudited)		3/24/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$15.62
Investment operations:
Net investment income(b)	.03		.16
Net realized and unrealized loss	–		(5.11)
Total from investment operations	.03		(4.95)
Distributions to shareholders from:
Net investment income	–		(.31)
Net asset value, end of period	$10.39		$10.36
Total Return(c)	.29	%(d)	(31.58	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(d)	1.00	%(d)
Expenses, excluding expense reductions	.74	%(d)	1.00	%(d)
Net investment income	.26	%(d)	1.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$97		$85
Portfolio turnover rate	72.75	%(d)	20.11%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2009 (unaudited)		3/24/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$10.38		$15.62
Investment operations:
Net investment income(b)	.03		.16
Net realized and unrealized loss	–		(5.11)
Total from investment operations	.03		(4.95)
Distributions to shareholders from:
Net investment income	–		(.29)
Net asset value, end of period	$10.41		$10.38
Total Return(c)	.29	%(d)	(31.55	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.70	%(d)	.96	%(d)
Expenses, excluding expense reductions	.70	%(d)	.97	%(d)
Net investment income	.31	%(d)	1.19	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,264		$330
Portfolio turnover rate	72.75	%(d)	20.11%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3 each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (unaudited)(continued)

Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1 (000)	Level 2 (000)	Total (000)
Common Stocks	$2,448,483	$—	$2,448,483
Repurchase Agreement	—	29,575	29,575
Total	$2,448,483	$29,575	$2,478,058

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

Notes to Financial Statements (unaudited)(continued)

and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2009:

Distributor Commissions	Dealers' Concessions
$80,721	$442,596

Distributor received CDSCs of $7,991 and $6,038 for Class A and Class C shares, respectively, for the six months ended June 30, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year end December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$-	$76,400,527
Net long-term capital gains	-	364,719,929
Total distributions paid	$-	$441,120,456

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2008 the capital loss carryforward, along with the related expiration date, was as follows:

2016	Total
$663,371,429	$663,371,429

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,312,772,882
Gross unrealized gain	265,734,146
Gross unrealized loss	(100,448,727)
Net unrealized security gain	$165,285,419

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

Purchases	Sales
$1,886,326,946	$2,532,831,717

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2009.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of

Notes to Financial Statements (unaudited)(continued)

investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2009.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2009	Net Realized Loss 1/1/2009 to 6/30/2009(a)
ADC Telecommunications, Inc.(b)	6,579,304	-	(6,579,304)	-	$(53,462,076)
JDS Uniphase Corp.(b)	11,291,691	-	(11,291,691)	-	(13,378,475)
OfficeMax, Inc.(b)	5,741,753	-	(5,741,753)	-	(49,806,927)
Total					$(116,647,478)

(a) Represents realized losses earned only when the issuer was an affiliate of the Fund.

(b) No longer an affiliated issuer as of June 30, 2009.

10. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,544,356	$111,097,953	34,751,835	$508,920,579
Converted from Class B*	1,957,851	18,472,506	817,383	10,823,009
Reinvestment of distributions	-	-	18,945,063	277,940,095
Shares reacquired	(65,866,101)	(638,976,558)	(162,873,670)	(2,315,655,981)
Decrease	(52,363,894)	$(509,406,099)	(108,359,389)	$(1,517,972,298)
Class B Shares
Shares sold	558,950	$5,126,791	1,289,051	$17,689,032
Reinvestment of distributions	-	-	2,087,080	29,807,758
Shares reacquired	(4,143,543)	(38,056,156)	(13,346,370)	(182,787,742)
Converted to Class A*	(2,067,604)	(18,472,506)	(865,879)	(10,823,009)
Decrease	(5,652,197)	$(51,401,871)	(10,836,118)	$(146,113,961)
Class C Shares
Shares sold	794,836	$7,289,593	2,250,210	$31,057,830
Reinvestment of distributions	-	-	2,068,023	29,534,277
Shares reacquired	(5,469,548)	(49,101,355)	(19,165,868)	(259,934,151)
Decrease	(4,674,712)	$(41,811,762)	(14,847,635)	$(199,342,044)
Class F Shares
Shares sold	1,823,130	$14,388,179	1,900,276	$30,024,581
Reinvestment of distributions	-	-	33,606	326,823
Shares reacquired	(572,460)	(5,599,052)	(739,216)	(8,632,182)
Increase	1,250,670	$8,789,127	1,194,666	$21,719,222
Class I Shares
Shares sold	2,845,457	$27,820,458	12,201,898	$182,102,909
Reinvestment of distributions	-	-	2,143,283	31,000,884
Shares reacquired	(7,007,762)	(65,517,399)	(26,062,971)	(347,679,997)
Decrease	(4,162,305)	$(37,696,941)	(11,717,790)	$(134,576,204)
Class P Shares
Shares sold	1,843,724	$17,221,182	4,773,686	$67,476,949
Reinvestment of distributions	-	-	2,112,300	29,729,545
Shares reacquired	(5,090,782)	(46,696,921)	(16,113,454)	(220,739,355)
Decrease	(3,247,058)	$(29,475,739)	(9,227,468)	$(123,532,861)
Class R2 Shares
Shares sold	1,185	$10,768	8,167	$118,431
Reinvestment of distributions	-	-	20	197
Shares reacquired	-	-	- (a)	(12)
Increase	1,185	$10,768	8,187	$118,616
Class R3 Shares
Shares sold	107,323	$1,070,080	32,755	$509,059
Reinvestment of distributions	-	-	923	8,989
Shares reacquired	(17,691)	(163,909)	(1,913)	(26,375)
Increase	89,632	$906,171	31,765	$491,673

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period March 24, 2008 (commencement of investment operations) to December 31, 2008.

(a) Value is less than 1 share.

Notes to Financial Statements (unaudited)(concluded)

13. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated subsequent events existing in the Fund's financial statements through August 28, 2009. Management has determined that there were no material subsequent events that would require recognition or disclosure in the Fund's financial statements through this date.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid-Cap Value Fund, Inc.

LAMCVF-3-0609

(08/09)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics — Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009